1. COMPANY'S OPERATIONS (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCompanysOperationsLineItems [Line Items]
Cost of sales		R$ (29,998,822)	R$ (25,370,042)	R$ (25,320,753)
Direct and incremental expenditures [member]
DisclosureOfCompanysOperationsLineItems [Line Items]
Cost of sales	[1]	(356,960)
Selling expenses		(56,307)
General and administrative expenses		(86,032)
Total expense		R$ (499,299)

[1]	Includes non-incremental expenditures related do idleness in the amount of R$55,926.